Related Party Transactions (Details) - USD ($)												1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 04, 2023	Sep. 06, 2023	Aug. 04, 2023	Jul. 06, 2023	Apr. 26, 2023	Dec. 31, 2022	Apr. 21, 2022	Mar. 17, 2022	Dec. 29, 2021	Mar. 04, 2021	Dec. 31, 2020	Sep. 27, 2023	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Nov. 30, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 13, 2023	Feb. 23, 2023	Dec. 21, 2020
Related Party Transactions [Line Items]
Aggregate price																					$ 15,632,692
Exceeds price per share (in Dollars per share)						$ 10											$ 10		$ 10		$ 10
Promissory note	$ 160,000
Repaid amount																						$ 149,992
Drawn amount								$ 200,000											$ 2,180,000			$ 149,992
Incurred paid																			180,000	$ 180,000
Drew amount												$ 500,000							800,000
Outstanding balance												$ 1,200,000
Total principal amount																			$ 1,760,000
Price of per warrants (in dollars per share) (in Dollars per share)																			$ 1
Agreed to purchase (in Shares)					2,500,000
Forward purchase per share (in dollars per share) (in Dollars per share)					$ 10.77
Price of per warrants (in dollars per share) (in Dollars per share)						$ 10															$ 10
Price per share (in Dollars per share)					0.6												$ 0.6		0.6
Shares trade (in Dollars per share)																			$ 2
Forward purchase break-up free																	$ 300,000		$ 300,000
Class B Common Stock [Member]
Related Party Transactions [Line Items]
Aggregate shares outstanding (in Shares)											7,187,500			7,187,500								7,187,500
Director 3 [Member] | Class B Common Stock [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)													40,000
Director 2 [Member] | Class B Common Stock [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)													40,000
Director 1 [Member] | Class B Common Stock [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)													40,000
Merger Agreement [Member]
Related Party Transactions [Line Items]
Exceeds price per share (in Dollars per share)																	$ 10		$ 10
Price per warrant (in Dollars per share)																	10		$ 10
Transaction expense																			$ 30,000,000
Price per share (in Dollars per share)																	$ 10		$ 10
Forward Purchase Agreement [Member]
Related Party Transactions [Line Items]
Price of per warrants (in dollars per share) (in Dollars per share)					$ 10.17
Purchase of shares (in Shares)																			2,500,000
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Outstanding amount
Outstanding service fees
Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Price per warrant (in Dollars per share)						$ 1															$ 1
Working Capital Loans [Member]
Related Party Transactions [Line Items]
Working capital loan amount																			$ 1,500,000
IPO Promissory Note [Member]
Related Party Transactions [Line Items]
Repaid amount										$ 149,992
Fourth Promissory Note [Member]
Related Party Transactions [Line Items]
Fund amount																							$ 700,000
Principal amount																							$ 2,000,000
Percentage of interest																	15.00%		15.00%
First Promissory Note [Member]
Related Party Transactions [Line Items]
Drawn amount							$ 550,000	750,000
First Extension Funds [Member]
Related Party Transactions [Line Items]
Promissory note				$ 160,000
Second Extension Funds [Member]
Related Party Transactions [Line Items]
Promissory note			$ 160,000
Third Extension Funds [Member]
Related Party Transactions [Line Items]
Promissory note		$ 160,000
Investor [Member] | Class B Common Stock [Member]
Related Party Transactions [Line Items]
Purchase of shares (in Shares)											1,437,500			1,437,500	5,750,000	5,750,000
Aggregate price															$ 30,000	$ 30,000
Investor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Fees payment amount																						200,000
Incurred paid																		$ 60,000
Investor [Member] | Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount									$ 1,500,000
Drawn amount							550,000	$ 200,000	750,000
Outstanding balance						$ 1,500,000															$ 1,500,000
Funds
Promissory note							$ 1,500,000
Investor [Member] | Second Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount																								$ 500,000
Drawn amount																			$ 640,000
Outstanding balance																						$ 750,000
Promissory note																			500,000		0
Investor [Member] | Second Promissory Note [Member] | Related Party Loans [Member]
Related Party Transactions [Line Items]
Outstanding balance						$ 1,500,000															$ 1,500,000
Investor [Member] | Third Promissory Note [Member]
Related Party Transactions [Line Items]
Drawn amount																			640,000
Promissory note																			1,120,000
Fund amount																	$ 160,000		$ 160,000
Price per public share (in Dollars per share)																	$ 0.04		$ 0.04
Aggregate deposit amount																	$ 1,120,000		$ 1,120,000
Aggregate share price (in Dollars per share)																	$ 0.28		$ 0.28
Investor [Member] | First Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount									$ 1,500,000
Promissory note																			$ 1,200,000
Founder Share [Member] | Class B Common Stock [Member]
Related Party Transactions [Line Items]
Founder shares subject to forfeiture (in Shares)															937,500	937,500
Percentage of issued and outstanding shares after Initial Public Offering															20.00%	20.00%
Founder Share [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Exceeds price per share (in Dollars per share)						$ 12															$ 12
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Promissory note										$ 20,000
Fees payment amount						$ 240,000															$ 240,000
Incurred paid																	$ 60,000
Sponsor [Member] | Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount																									$ 300,000
Repaid amount										$ 149,992
Sponsor [Member] | IPO Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate principal amount																									$ 300,000
Sponsor [Member] | Third Promissory Note [Member]
Related Party Transactions [Line Items]
Fund amount																	$ 160,000		$ 160,000
Price per public share (in Dollars per share)																	$ 0.04		$ 0.04
Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Line Items]
Working capital loan amount																					$ 1,500,000
Price per warrant (in Dollars per share)						$ 1											$ 1		$ 1		$ 1
Founder Shares [Member] | Class B Common Stock [Member]
Related Party Transactions [Line Items]
Founder shares subject to forfeiture (in Shares)																	937,500		937,500
Percentage of issued and outstanding shares after Initial Public Offering																	20.00%		20.00%
Founder Shares [Member] | Class A Common Stock [Member]
Related Party Transactions [Line Items]
Exceeds price per share (in Dollars per share)																	$ 12		$ 12